DESCRIPTION OF THE PLAN (Details) - EBP 1-4-1 Plan	12 Months Ended
Jun. 30, 2025
EBP, Description of Plan [Line Items]
Withdrawal restriction period (in years)	5 years
Maximum annual compensation to total compensation, percentage	2.50%